Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 925	$ 1,482
Investments (short-term deposits)	4,858	6,239
Total	$ 5,783	$ 7,721	$ 4,218	$ 2,686